                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03639

Morgan Stanley Developing Growth Securities Trust
                              (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS      JUNE 30, 2007 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------

     NUMBER OF
      SHARES                                                                                                       VALUE
--------------------                                                                                           -------------

                              COMMON STOCKS (97.2%)
                              Advertising/Marketing Services (2.2%)
            115,480           Focus Media Holdings Ltd. (ADR) (Cayman Islands)*                                 $ 5,831,740
             65,524           Lamar Advertising Co. (Class A)*                                                    4,112,286
                                                                                                              -------------
                                                                                                                  9,944,026
                                                                                                               -------------
                              Air Freight/Couriers (5.0%)
            247,874           C.H. Robinson Worldwide, Inc.                                                      13,018,342
            229,151           Expeditors International of Washington, Inc.                                        9,463,936
                                                                                                               -------------
                                                                                                                 22,482,278
                                                                                                               -------------
                              Apparel/Footwear Retail (2.5%)
            153,740           Abercrombie & Fitch Co. (Class A)                                                  11,219,945
                                                                                                               -------------

                              Biotechnology (3.1%)
             79,796           Gen-Probe Inc.*                                                                     4,821,274
            160,252           Techne Corp.*                                                                       9,168,017
                                                                                                               -------------
                                                                                                                 13,989,291
                                                                                                               -------------
                              Broadcasting (2.7%)
            447,671           Grupo Televisa S.A. (ADR) (Mexico)                                                 12,360,196
                                                                                                               -------------

                              Casino/Gaming (2.4%)
            119,008           Wynn Resorts, Ltd.*                                                                10,673,828
                                                                                                               -------------

                              Chemicals: Major Diversified (0.9%)
             83,471           Cabot Corp.                                                                         3,979,897
                                                                                                               -------------

                              Construction Materials (1.3%)
             75,386           Texas Industries, Inc.                                                              5,911,016
                                                                                                               -------------

                              Data Processing Services (1.5%)
            165,832           Global Payments Inc.                                                                6,575,239
                                                                                                               -------------

                              Electronic Production Equipment (1.1%)
            124,370           Tessera Technologies, Inc.*                                                         5,043,204
                                                                                                               -------------

                              Financial Conglomerates (1.6%)
            202,069           Leucadia National Corp.*                                                            7,122,932
                                                                                                               -------------

                              Gas Distributors (1.1%)
             90,168           Questar Corp.                                                                       4,765,379
                                                                                                               -------------

                              Home Building (2.6%)
            103,611           Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*                                   6,277,790
              8,133           NVR, Inc.*                                                                          5,528,407
                                                                                                               -------------
                                                                                                                 11,806,197
                                                                                                               -------------
                              Hotels/Resorts/Cruiselines (3.3%)
            111,178           Choice Hotels International, Inc.                                                   4,393,755
            118,993           Hilton Hotels Corp.                                                                 3,982,696
            267,898           InterContinental Hotels Group PLC (ADR) (United Kingdom)                            6,638,512
                                                                                                               -------------
                                                                                                                 15,014,963
                                                                                                               -------------
                              Insurance Brokers/Services (2.5%)
            137,674           Brown & Brown, Inc.                                                                 3,461,124
            187,269           ChoicePoint, Inc.*                                                                  7,949,569
                                                                                                               -------------
                                                                                                                 11,410,693
                                                                                                               -------------
                              Internet Retail (0.9%)
             61,988           Amazon.com, Inc.*                                                                   4,240,599
                                                                                                               -------------

                              Internet Software/Services (7.5%)
             44,747           Baidu.com, Inc. (ADR) (Cayman Islands)*                                             7,516,601
            102,027           Equinix Inc.*                                                                       9,332,410
             35,111           NHN Corp. (South Korea)*                                                            6,400,739
             85,106           SAVVIS Inc.*                                                                        4,213,598
          1,623,000           Tencent Holdings Ltd. (Cayman Islands)                                              6,538,412
                                                                                                               -------------
                                                                                                                 34,001,760
                                                                                                               -------------
                              Investment Managers (3.8%)
            256,768           Calamos Asset Management Inc. (Class A)                                             6,560,422
             18,791           Fortress Investment Group LLC (Class A)                                               447,602
            371,508           Janus Capital Group, Inc.                                                          10,342,783
                                                                                                               -------------
                                                                                                                 17,350,807
                                                                                                               -------------
                              Investment Trusts/Mutual Funds (3.1%)
            699,630           Aeroplan Income Fund + (Units) (Canada)                                            13,957,099
                                                                                                               -------------

                              Media Conglomerates (1.4%)
            279,931           Discovery Holding Company (Class A)*                                                6,435,614
                                                                                                               -------------

                              Medical Specialties (2.9%)
            244,621           Dade Behring Holdings, Inc.                                                        12,994,268
                                                                                                               -------------

                              Miscellaneous Commercial Services (4.4%)
            186,582           Corporate Executive Board Co. (The)                                                12,111,038
            300,341           Iron Mountain Inc.*                                                                 7,847,910
                                                                                                               -------------
                                                                                                                 19,958,948
                                                                                                               -------------
                              Miscellaneous Manufacturing (1.6%)
            181,891           Pentair, Inc.                                                                       7,015,536
                                                                                                               -------------

                              Oil & Gas Production (6.6%)
            256,736           Southwestern Energy Co.*                                                           11,424,752
            334,244           Ultra Petroleum Corp. (Canada)*                                                    18,463,639
                                                                                                               -------------
                                                                                                                 29,888,391
                                                                                                               -------------
                              Other Consumer Services (4.3%)
            179,305           Apollo Group, Inc. (Class A)*                                                      10,476,791
             39,121           ITT Educational Services, Inc.*                                                     4,592,023
             81,680           Weight Watchers International, Inc.                                                 4,152,611
                                                                                                               -------------
                                                                                                                 19,221,425
                                                                                                               -------------
                              Packaged Software (1.4%)
            143,311           Salesforce.com Inc.*                                                                6,142,309
                                                                                                               -------------

                              Personnel Services (2.2%)
            240,780           Monster Worldwide Inc.*                                                             9,896,058
                                                                                                               -------------

                              Property - Casualty Insurers (1.4%)
             16,060           Alleghany Corp.*                                                                    6,528,390
                                                                                                               -------------

                              Pulp & Paper (0.9%)
            119,426           MeadWestvaco Corp.                                                                  4,218,126
                                                                                                               -------------

                              Real Estate Development (2.7%)
            141,565           Forest City Enterprises, Inc. (Class A)                                             8,703,416
             72,787           St. Joe Co. (The)                                                                   3,372,950
                                                                                                               -------------
                                                                                                                 12,076,366
                                                                                                               -------------
                              Restaurants (1.4%)
            174,567           Wendy's International, Inc.                                                         6,415,337
                                                                                                               -------------

                              Savings Banks (1.3%)
            328,738           People's United Financial Inc.                                                      5,828,525
                                                                                                               -------------

                              Services to the Health Industry (1.9%)
            191,782           Stericycle, Inc.*                                                                   8,526,628
                                                                                                               -------------

                              Specialty Stores (2.7%)
             61,405           AutoZone, Inc.*                                                                     8,389,151
            113,512           PetSmart, Inc.                                                                      3,683,464
                                                                                                               -------------
                                                                                                                 12,072,615
                                                                                                               -------------
                              Specialty Telecommunications (1.9%)
            234,343           Crown Castle International Corp.*                                                   8,499,621
                                                                                                               -------------

                              Steel (1.6%)
            103,319           Chaparral Steel Co.                                                                 7,425,537
                                                                                                               -------------

                              Water Utilities (2.4%)
            389,520           Nalco Holding Co.                                                                  10,692,324
                                                                                                               -------------

                              Wholesale Distributors (1.9%)
          2,444,000           Li & Fung Ltd. (Hong Kong)                                                          8,798,788
                                                                                                               -------------

                              Wireless Telecommunications (3.2%)
            177,247           NII Holdings Inc.*                                                                 14,310,923
                                                                                                               -------------

                              TOTAL COMMON STOCKS
                                (Cost $360,273,627)                                                             438,795,078
                                                                                                               -------------
     PRINCIPAL
     AMOUNT IN
     THOUSANDS
--------------------
                              SHORT-TERM INVESTMENT (3.2%)
                              Investment Company
           $ 14,474           Morgan Stanley Institutional Liquidity Money Market Portfolio -
                              Institutional Class (a)
                                (Cost $14,473,898)                                                               14,473,898
                                                                                                               -------------

                              TOTAL INVESTMENTS
                                (Cost $374,747,525) (b)                                        100.4%           453,268,976
                              LIABILITIES IN EXCESS OF OTHER ASSETS                             (0.4)            (1,867,792)
                                                                                               -----           -------------
                              NET ASSETS                                                       100.0%          $451,401,184
                                                                                               =====           =============

---------------
      ADR      American Depositary Receipt.
        *      Non-income producing security.
        +      Consists of one or more class of securities traded together as a unit. Stocks with attached warrants.
       (a)     The Fund invests in Morgan Stanley Institutional Liquidity Fund -
               Money Market Portfolio, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional
               Liquidity Fund - Money Market Portfolio with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity
               Fund - Money Market Portfolio. Income distributions earned by the
               Fund totaled $4,993 for the period ended June 30, 2007.
       (b)     The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
               unrealized appreciation is $86,742,076 and the aggregate gross unrealized depreciation is $8,220,625, resulting in net
               unrealized appreciation of $78,521,451.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Developing Growth Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 09, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 09, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 09, 2007

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Developing Growth
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 09, 2007
                                      /s/ Ronald E. Robison
                                      Ronald E. Robison
                                      Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Developing Growth
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 09, 2007
                                   /s/ Francis Smith
                                   Francis Smith
                                   Principal Financial Officer

                                       5